CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues		$ 55,871,438	$ 66,111,903	$ 71,336,882
Cost of sales		(27,565,705)	(33,184,953)	(33,902,908)
Gross profit		28,305,733	32,926,950	37,433,974
Administrative expenses		(1,682,792)	(1,715,780)	(2,014,309)
Selling expenses		(2,967,744)	(4,138,071)	(3,695,784)
Other operating results		99,829	(173,614)	(1,865,560)
Impairment of PPE		(3,114,056)	0	0
Operating profit		20,640,970	26,899,485	29,858,321
Net financial results
Financial income		5,515,421	11,619,809	19,915,631
Financial expenses		(18,194,361)	(24,097,066)	(30,990,090)
Other financial results		(6,774,779)	154,366	2,587,473
Gain on net monetary position		6,482,061	8,378,326	2,526,114
Total		(12,971,658)	(3,944,565)	(5,960,872)
Share of profit /(loss) from associates		21,310	(43,372)	38,130
Net income before income tax		7,690,622	22,911,548	23,935,579
Income tax expense		(4,404,423)	(5,478,585)	(27,583)
Total comprehensive income for the year		3,286,199	17,432,963	23,907,996
Total comprehensive income attributable to:
Owners of the Company		3,286,190	17,432,945	23,907,988
Non-controlling interests		$ 9	$ 18	$ 8
Total comprehensive income per share attributable to owners of the Company:
Weighted average of outstanding ordinary shares (in shares)	[1],[2]	762,371,755	776,121,341	788,405,563
Basic and diluted earnings per share (in pesos per share)		$ 4.31	$ 22.46	$ 30.32

[1]	The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.